Mineral Rights and Properties - Schedule of Producing Properties (Details) - Producing Mineral Properties [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Carrying Values [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	$ 547,117	$ 522,130
Capitalized expenditures	54,332	50,835
Environmental rehabilitation	3,929	240
Carrying amounts	332,631	299,312
Foreign currency translation impact	(2,534)	(26,088)
Ending balance	602,844	547,117
Carrying Values [Member] | Ying Mining District [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	426,560	402,012
Capitalized expenditures	48,210	44,633
Environmental rehabilitation	3,896	89
Carrying amounts	294,310	264,903
Foreign currency translation impact	(2,014)	(20,174)
Ending balance	476,652	426,560
Carrying Values [Member] | GC [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	120,557	120,118
Capitalized expenditures	6,122	6,202
Environmental rehabilitation	33	151
Carrying amounts	38,321	34,409
Foreign currency translation impact	(520)	(5,914)
Ending balance	126,192	120,557
Accumulated Depletion and Impairment [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	(247,805)	(238,910)
Depletion	(23,546)	(20,784)
Foreign currency translation impact	1,138	11,889
Ending balance	(270,213)	(247,805)
Accumulated Depletion and Impairment [Member] | Ying Mining District [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	(161,657)	(150,862)
Depletion	(21,464)	(18,379)
Foreign currency translation impact	779	7,584
Ending balance	(182,342)	(161,657)
Accumulated Depletion and Impairment [Member] | GC [Member]
Mineral Rights and Properties - Schedule of Producing Properties (Details) [Line Items]
Beginning balance	(86,148)	(88,048)
Depletion	(2,082)	(2,405)
Foreign currency translation impact	359	4,305
Ending balance	$ (87,871)	$ (86,148)